10Q BUSINESS DISPOSITIONS AND DISCONTINUED OPERATIONS - Depreciation and Amortization and Capital Expenditures (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of goodwill			$ 833,100	$ 0	$ 0	$ 833,075
Issuer Solutions | Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization of property and equipment	$ 28,473	$ 30,447		123,292	119,873	109,250
Amortization of acquired intangibles	135,184	133,724		535,013	527,336	515,915
Capital expenditures	$ 49,245	$ 42,153		$ 179,661	$ 130,949	$ 157,478